2. BASIS OF PREPARATION (Details) - BRL (R$) R$ in Millions	Jan. 02, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	R$ 342	R$ 277
Lease liabilities - Obligations referring to operational leasing agreements		R$ (288)		R$ (342)	[1]
Adoption Of IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets			R$ 342
Lease liabilities - Obligations referring to operational leasing agreements			R$ (342)

[1]	The Company's incremental borrowing rate applied to the lease liability recognized in the statement of financial position on the date of the initial application varied between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years. The rates applied to the contracts entered into during 2019 were 6.87% p.a., 7.33% p.a. and 8.08% p.a., for contracts with maturities, respectively, of up to three years, three to four years, and over four years. To determine the incremental borrowing rate, the Company used as a reference quotations obtained from financial institutions, these being a function of the Company's credit risk, and market conditions on the date of contracting.